Business combination - Fair value of common shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Post-acquisition share-based compensation		$ 0	$ 470	$ 604
Gain Loss On Fair Value Changes Of Investments		$ (15,435)	$ 160,849	$ 397,960
BIGOINC
Business Acquisition [Line Items]
Post-acquisition share-based compensation	$ 88,047
Amounts due from Bigo	48,174
Gain Loss On Fair Value Changes Of Investments	396,094
Acquisition-related costs	$ 4,036
Class A common shares | BIGOINC
Business Acquisition [Line Items]
Number of shares issued for acquisition	305,127,046
Number of shares for replacement awards to employees to replace their original share-based awards	38,042,760